Loans - Schedule of Modified TDRs (Detail) - Troubled Debt Restructurings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Modifications
Extended maturities	$ 75,315	$ 15,594
Interest rate adjustment	193	0
Maturity and interest rate adjustment	2,470	23,374
Movement to or extension of interest-rate only payments	27,931	241
Forbearance	76,819	122
Other concession(s)	39,708	17,710
Total	222,436	57,041
Total TDRs	222,400	57,000
TDRs in accrual status	85,900	34,500
TDRs in non-accrual status	$ 136,500	$ 22,500